NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of non-controlling interest

(In thousands)	PGL	SalvaRx	iOx	Saugatuck and subsidiary	Total
Non-controlling interest as of April 1, 2020	$(81)	$2,451	$46,712	$28	$49,110
Share-based compensation expense	–	–	850	–	850
Exchange of SalvaRx warrants for Portage warrants in SalvaRx Notes settlement	–	(2,451)	–	–	(2,451)
Net (loss) attributable to non-controlling interest	81	–	(1,389)	(48)	(1,356)
Non-controlling interest as of March 31, 2021	$–	$–	$46,173	$(20)	$46,153
Share-based compensation expense	–	–	191	–	191
Exchange of notes payable, accrued interest and warrants for iOx shares	–	–	184	–	184
Net (loss) attributable to non-controlling interest	–	–	(1,847)	(452)	(2,299)
Non-controlling interest as of March 31, 2022	$–	$–	$44,701	$(472)	$44,229